Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 524,043	$ 477,239
Trade accounts receivable, less allowance for doubtful accounts (2014 – $1,614; 2013 - $1,614)	427,979	446,864
Other accounts receivable	34,919	45,094
Inventories	420,299	436,049
Other current assets	70,162	77,669
Total current assets	1,477,402	1,482,915
Property, plant and equipment, at cost	2,975,692	2,972,084
Less accumulated depreciation and amortization	1,635,354	1,615,015
Net property, plant and equipment	1,340,338	1,357,069
Investments	219,076	212,178
Other assets	152,786	160,229
Goodwill	283,364	284,203
Other intangibles, net of amortization	85,762	88,203
Total assets	3,558,728	3,584,797
Current liabilities:
Accounts payable	183,461	194,064
Accrued expenses	194,927	190,533
Current portion of long-term debt	18,063	24,554
Dividends payable	21,488	19,197
Income taxes payable	5,260	8,015
Total current liabilities	423,199	436,363
Long-term debt	1,052,790	1,054,310
Postretirement benefits	53,195	53,903
Pension benefits	72,710	57,647
Other noncurrent liabilities	101,630	110,610
Deferred income taxes	127,603	129,188
Commitments and contingencies (Note 8)
Albemarle Corporation shareholders’ equity:
Common stock, $.01 par value, issued and outstanding - 79,544 in 2014 and 80,053 in 2013	795	801
Additional paid-in capital	3,113	9,957
Accumulated other comprehensive income	106,927	116,245
Retained earnings	1,493,916	1,500,358
Total Albemarle Corporation shareholders’ equity	1,604,751	1,627,361
Noncontrolling interests	122,850	115,415
Total equity	1,727,601	1,742,776
Total liabilities and equity	$ 3,558,728	$ 3,584,797